Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2018 are analysed as follows:

31/12/18
Landlords’ contributions	1,119

Total	1,119